Reverse Acquisition (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Text Block [Abstract]
Cash	$ 3,740	$ 3,550
Receivables	361,345	150,000
Total Assets Acquired	3,515,085	153,550
Accounts Payable and Accrued Liabilities	409,803	456,599
Due to Former Management		127,199
Debt		26,314
Total Liabilities Assumed		610,112
Net Liabilities Assumed	3,105,282	456,562
Consideration	$ 1,100,000	662,047
Goodwill		$ 1,118,609